Shareholder Report, Holdings (Details) - C000275618	Jun. 30, 2026
FR_ACI006YN4
Holdings [Line Items]
Percent of Net Asset Value	89.10%
FR_912797UN5_3.602500_2026-07-07
Holdings [Line Items]
Percent of Net Asset Value	11.30%
AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	100.00%